Cash Flow Statement Reconciliation - Summary of Cash Flow Statement Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019	Jun. 30, 2018
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand	$ 118,193,177	$ 42,650,858	$ 15,121,820
Cash and cash equivalents	118,193,177	42,650,858	15,121,820	$ 15,121,820	$ 24,080,327
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(45,344,496)	(11,123,199)	(14,951,948)
Adjustments for:
Income tax benefit recognized in profit or loss	(4,938,846)	(5,708,767)	(10,474,432)
Depreciation of non-current assets	15,012	14,926	23,607
Depreciation of right-of-use assets	91,656	81,611	0
Share-based payments	3,897,638	732,688	685,409
Net exchange differences	11,011,961	265,989	(241,814)
Changes in:
Payables	(1,552,443)	(125,492)	(1,209,513)
Receivables	(369,712)	12,127	83,936
Prepayments	(14,231,546)	(30,994)	(81,681)
Provisions	40,510	72,794	26,823
Net cash flows used in operating activities before tax	(51,380,266)	(15,808,317)	(26,139,613)
R&D tax incentive received	5,834,099	10,118,697	9,097,526
Net cash flows used in operating activities	(45,546,167)	(5,689,620)	$ (17,042,087)
(c) Reconciliation of borrowings arising from financing activities
Beginning Balance	167,460
Non-cash addition		251,189
Payment of lease liabilities	(87,373)	(66,781)
Exchange on translation	13,765	(16,948)
Ending Balance	$ 93,852	$ 167,460